COMMITMENTS (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other property, plant and equipment [member]
Disclosure of commitments [Line Items]
Authorised capital commitments but not contracted for	¥ 0	¥ 0	¥ 0
Hengda [Member]
Disclosure of commitments [Line Items]
Contractual capital commitments	¥ 0	¥ 0	¥ 0